Other income and other expense	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Other income and other expense	Other income and other expense
Other income and other expense consisted of the following (in thousands):

	Year ended December 31,
	2025	2024	2023
Other income
Gain on disposition of property and equipment	$14	$178	$3
Miscellaneous gain	361	358	199
Total	$375	$536	$202

	Year ended December 31,
	2025	2024	2023
Other expense
Loss on disposition of property and equipment	$11	$2	$1
Miscellaneous loss	286	207	235
Impairment loss of goodwill	8,011	—	—
Total	$8,308	$209	$236